Vanguard Short-Term Bond Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	1.43%	2.02%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.37%	0.45%	1.16%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.52%	0.67%	1.17%